INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment properties	$ 562	$ 0	$ 0
Fair value
Disclosure of detailed information about investment property [line items]
Investment properties	562
Cost
Disclosure of detailed information about investment property [line items]
Investment properties	576	0
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Investment properties	$ (14)	$ 0